FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 351		$ 351		$ 374
Cash equivalents	403		403		398
Derivative financial assets	174		174		55
Derivative financial liabilities	(52)		(52)		(48)
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	61		61		1
Derivative financial liabilities	34		34		42
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	113		113		54
Derivative financial liabilities	18		18		$ 6
Elected for hedge accounting | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	56	$ (2)	65	$ (13)
Elected for hedge accounting | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	$ 31	$ 89	$ 81	$ 38